Other Investments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Investments [Abstract]
Schedule of other investments
	As at December 31,
	2022	2021
	$ Thousands
Debt investments - at FVOCI	344,780	-